Earnings per share - Computation of basic earnings per share (Details) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Class A ordinary shares
Numerator:
Allocation of net income attributable to High Templar Tech Limited for basic computation	¥ 431,112,989	$ 61,648,338	¥ 59,881,000	¥ 27,698,446
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	98,630	98,630	119,370	153,790
Earnings per share - basic | (per share)	¥ 4.37	$ 0.63	¥ 0.5	¥ 0.18
Class B ordinary shares
Numerator:
Allocation of net income attributable to High Templar Tech Limited for basic computation	¥ 277,514,407	$ 39,684,032	¥ 31,850,395	¥ 11,435,093
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding- basic	63,490	63,490	63,490	63,490
Earnings per share - basic | (per share)	¥ 4.37	$ 0.63	¥ 0.5	¥ 0.18